Variable Interest Entities - Schedule of Consolidated VIEs (Details) - USD ($) $ in Thousands		Nov. 30, 2021		Nov. 30, 2020		Nov. 30, 2019
Variable Interest Entity [Line Items]
Assets		$ 60,404,110	[1]	$ 53,118,352	[1]	$ 49,460,234
Liabilities	[1]	49,674,070		43,530,151
Variable interest entity, primary beneficiary
Variable Interest Entity [Line Items]
Assets		1,050,000		566,100
Liabilities		4,640,000		3,290,000
Variable interest entity, primary beneficiary | Secured Funding Vehicles
Variable Interest Entity [Line Items]
Assets		4,615,400		3,465,900
Liabilities		4,568,200		3,426,800
Variable interest entity, primary beneficiary | Other
Variable Interest Entity [Line Items]
Assets		187,000		19,400
Liabilities		184,400		2,900
Variable interest entity, primary beneficiary | Cash
Variable Interest Entity [Line Items]
VIE assets, eliminated in consolidation				700
Variable interest entity, primary beneficiary | Cash | Secured Funding Vehicles
Variable Interest Entity [Line Items]
Assets		3,800		0
Variable interest entity, primary beneficiary | Cash | Other
Variable Interest Entity [Line Items]
Assets		0		1,200
Variable interest entity, primary beneficiary | Financial instruments owned, at fair value | Secured Funding Vehicles
Variable Interest Entity [Line Items]
Assets		173,100		0
Variable interest entity, primary beneficiary | Financial instruments owned, at fair value | Other
Variable Interest Entity [Line Items]
Assets		146,400		5,200
Variable interest entity, primary beneficiary | Securities purchased under agreement | Secured Funding Vehicles
Variable Interest Entity [Line Items]
Assets		3,697,100		2,908,900
Variable interest entity, primary beneficiary | Securities purchased under agreement | Other
Variable Interest Entity [Line Items]
Assets		0		0
Variable interest entity, primary beneficiary | Receivables
Variable Interest Entity [Line Items]
VIE assets, eliminated in consolidation		1,200
Variable interest entity, primary beneficiary | Receivables | Secured Funding Vehicles
Variable Interest Entity [Line Items]
Assets		626,800		510,600
Variable interest entity, primary beneficiary | Receivables | Other
Variable Interest Entity [Line Items]
Assets		40,600		12,900
Variable interest entity, primary beneficiary | Other, assets
Variable Interest Entity [Line Items]
VIE assets, eliminated in consolidation		56,500		9,700
Variable interest entity, primary beneficiary | Other, assets | Secured Funding Vehicles
Variable Interest Entity [Line Items]
Assets		114,600		46,400
Variable interest entity, primary beneficiary | Other, assets | Other
Variable Interest Entity [Line Items]
Assets		0		100
Variable interest entity, primary beneficiary | Financial instruments sold, not yet purchased, at fair value | Secured Funding Vehicles
Variable Interest Entity [Line Items]
Liabilities		0		0
Variable interest entity, primary beneficiary | Financial instruments sold, not yet purchased, at fair value | Other
Variable Interest Entity [Line Items]
Liabilities		109,100		2,500
Variable interest entity, primary beneficiary | Other secured financings
Variable Interest Entity [Line Items]
VIE liabilities, eliminated in consolidation		36,700		138,200
Variable interest entity, primary beneficiary | Other secured financings | Secured Funding Vehicles
Variable Interest Entity [Line Items]
Liabilities		4,521,600		3,425,000
Variable interest entity, primary beneficiary | Other secured financings | Other
Variable Interest Entity [Line Items]
Liabilities		0		0
Variable interest entity, primary beneficiary | Other, liabilities
Variable Interest Entity [Line Items]
VIE liabilities, eliminated in consolidation		75,300		300
Variable interest entity, primary beneficiary | Other, liabilities | Secured Funding Vehicles
Variable Interest Entity [Line Items]
Liabilities		46,600		1,800
Variable interest entity, primary beneficiary | Other, liabilities | Other
Variable Interest Entity [Line Items]
Liabilities		$ 75,300		$ 400

[1]	Total assets include assets related to variable interest entities of $1.05 billion and $566.1 million at November 30, 2021 and 2020, respectively, and Total liabilities include liabilities related to variable interest entities of $4.64 billion and $3.29 billion at November 30, 2021 and 2020, respectively. See Note 8 for additional information related to variable interest entities.